UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: December 31, 2008"

Institutional Investment Manager Filing this Report:

Name:	"Twele Capital Management, Inc."
Address:	P.O. Box 4209
	"Hopkins, MN  55343"
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the "report is authorized to submit it, that all information contained " "contained herein is true, correct and complete, and that it is" "understood that all required items, statements, schedules, lists, "
" and tables, are considered integral parts of this submission."

Person Signing this Report on Behalf of Reporting Manager:

Name:	Maressia Twele
Title:	Chief Financial Officer
Phone:	952-935-0949
"Signature,"	"Place,"
Maressia Twele	"Minnetonka, Minnesota"
 Date of Signing:	JANUARY 9 2009
Report Type:	13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		NONE
Form 13F Information Table Entry Total:		53
Form 13F Information table Value Total:		"$100,893 "

															  VOTING_AUTHORITY
ISSUER				CLASS		CUSIP		VALUE	QUANTIT	SH_PN	OPTIONS	INV_DISCRETION	MANAGER	SOLE	SHARED	NONE
------				-----		-----		-----	-------	-----	-------	--------------	-------	---------------------
BLACKROCK INSD MUN INCOME TR	COM		092479104	307	29000	SH		SOLE			0	0	29000
ISHARES TR			DJ SEL DIV INX	464287168	8188	198473	SH		SOLE			148415	0	50058
ISHARES TR			BARCLAYS TIPS B	464287176	7116	71709	SH		SOLE			64930	0	6779
ISHARES TR			FTSE XNHUA IDX	464287184	183	6277	SH		SOLE			1150	0	5127
ISHARES TR			S&P 500 INDEX	464287200	1500	16610	SH		SOLE			12800	0	3810
ISHARES TR			BARCLAYS US AGG	464287226	13522	129770	SH		SOLE			125350	0	4420
ISHARES TR			MSCI EMERG MKT	464287234	2762	110718	SH		SOLE			72990	0	37728
ISHARES TR			IBOXX INV CPBD	464287242	8242	81071	SH		SOLE			64836	0	16235
ISHARES TR			BARCLAYS 20+ YR 464287432	4252	35616	SH		SOLE			28529	0	7087
ISHARES TR			BARCLAYS 7-10YR	464287440	4466	45322	SH		SOLE			36173	0	9149
ISHARES TR			MSCI EAFE IDX	464287465	3103	69195	SH		SOLE			49600	0	19595
ISHARES TR			RUSSELL MIDCAP	464287499	34	570	SH		SOLE			0	0	570
ISHARES TR			S&P MIDCAP 400	464287507	4132	77496	SH		SOLE			59100	0	18396
ISHARES TR			NASDQ BIO INDX	464287556	4	59	SH		SOLE			0	0	59
ISHARES TR			COHEN&ST RLTY	464287564	2766	62544	SH		SOLE			54600	0	7944
ISHARES TR			RUSSELL1000VAL	464287598	2688	54282	SH		SOLE			47570	0	6712
ISHARES TR			RUSSELL1000GRW	464287614	2367	63836	SH		SOLE			56360	0	7476
ISHARES TR			RUSL 2000 VALU	464287630	500	10183	SH		SOLE			0	0	10183
ISHARES TR			DJ US INDUSTRL	464287754	10	230	SH		SOLE			0	0	230
ISHARES TR			S&P SMLCAP 600	464287804	3164	71969	SH		SOLE			56000	0	15969
ISHARES TR			S&P NATL MUN B	464288414	859	8630	SH		SOLE			0	0	8630
ISHARES TR			S&P DEV EX-US	464288422	25	1077	SH		SOLE			0	0	1077
ISHARES TR			HIGH YLD CORP	464288513	5856	77048	SH		SOLE			74600	0	2448
ISHARES TR			US PFD STK IDX	464288687	3079	105390	SH		SOLE			87060	0	18330
ISHARES TR			RSSL MCRCP IDX	464288869	1881	59078	SH		SOLE			47600	0	11478
KAYNE ANDERSON MLP INVSMNT C	COM		486606106	1520	93220	SH		SOLE			57642	0	35578
NUVEEN INS FL TX FR ADV MUN	COM		670655109	107	11000	SH		SOLE			0	0	11000
PENTAIR INC			COM		709631105	9	400	SH		SOLE			0	0	400
PIMCO HIGH INCOME FD		COM SHS		722014107	3260	589326	SH		SOLE			385335	0	203991
US BANCORP DEL			COM NEW		902973304	26	1047	SH		SOLE			0	0	1047
VANGUARD BD INDEX FD INC	TOTAL BND MRKT	921937835	2614	33100	SH		SOLE			32900	0	200
VANGUARD TAX-MANAGED FD		EUROPE PAC ETF	921943858	2370	86272	SH		SOLE			79350	0	6922
VANGUARD INTL EQUITY INDEX F	EMR MKT ETF	922042858	1713	72700	SH		SOLE			67400	0	5300
VANGUARD INDEX FDS		SML CP GRW ETF	922908595	25	600	SH		SOLE			0	0	600
VANGUARD INDEX FDS		MID CAP ETF	922908629	1228	28420	SH		SOLE			26200	0	2220
VANGUARD INDEX FDS		GROWTH ETF	922908736	770	19460	SH		SOLE			18400	0	1060
VANGUARD INDEX FDS		VALUE ETF	922908744	192	4670	SH		SOLE			3300	0	1370
VANGUARD INDEX FDS		SMALL CP ETF	922908751	686	16176	SH		SOLE			14500	0	1676
BLACKROCK MUNYIELD INSD FD I	COM		09254E103	371	41000	SH		SOLE			0	0	41000
BARCLAYS BK PLC			DJAIG CMDT ETN	06738C778	118	3330	SH		SOLE			0	0	3330
BARCLAYS BK PLC			IPMS INDIA ETN	06739F291	123	3938	SH		SOLE			1050	0	2888
BLACKROCK INS MUNIC INV 	COM		09250G102	166	17000	SH		SOLE			0	0	17000
BLACKROCK MUNIHOLDINGS FD IN	COM		09253N104	128	13000	SH		SOLE			0	0	13000
DELAWARE INV MN MUN INC FD I	COM		24610V103	178	17100	SH		SOLE			0	0	17100
EATON VANCE INS MUN BD FD	COM		27827X101	469	53000	SH		SOLE			0	0	53000
KINDER MORGAN MANAGEMENT LLC	SHS		49455U100	8	192	SH		SOLE			0	0	192
LEAPFROG ENTERPRISES INC	CL A		52186N106	19	5200	SH		SOLE			5000	0	200
NFJ DIVID INT & PREM STRTGY	COM SHS		65337H109	1657	127960	SH		SOLE			77900	0	50060
NUVEEN CA DIV ADV MUNI FD 3	COM SH BEN INT	67070Y109	4	400	SH		SOLE			0	0	400
NUVEEN INSD DIVID ADVANTAGE	COM		67071L106	435	38000	SH		SOLE			0	0	38000
SPDR SERIES TRUST		DJWS LGCAP GRW	78464A409	48	1313	SH		SOLE			0	0	1313
SPDR SERIES TRUST		LEHMN INTL ETF	78464A516	7	130	SH		SOLE			0	0	130
WISDOMTREE TRUST		DIVID TOP 100	97717W406	1636	47907	SH		SOLE			44950	0	2957